Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 88,871	$ 54,133	$ 71,368	$ 115,401
Restricted cash	3,145	423
Other current assets	25,447	9,752
Total current assets	598,980	395,960
Non-current assets:
Other non-current assets	4,782	19,749
Total assets	948,867	742,535
Current liabilities:
Accrued liabilities	34,605	27,411
Other tax payable	107	1,581
Other current liabilities	8,634	6,910
Total current liabilities	194,105	147,421
Total liabilities	214,118	164,312
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2012 and 2013; 570,489,352 and 572,270,834 issued and outstanding as of December 31, 2012 and 2013, respectively)	11,445	11,222
Additional paid-in capital	353,173	331,714
Accumulated deficit	303,171	188,604
Accumulated other comprehensive income	66,960	46,683
Total equity	734,749	578,223	505,726	392,830
Total liabilities and equity	948,867	742,535
Parent Company
Current assets:
Cash and cash equivalents	5,246	1,539	1,980	5,461
Restricted cash	2,837
Dividends receivable	5,953	5,774
Other current assets	10,897	2,357
Total current assets	24,933	9,670
Non-current assets:
Investment in subsidiaries	711,157	568,879
Other non-current assets		41
Total assets	736,090	578,590
Current liabilities:
Accrued liabilities	302	311
Other tax payable	239	43
Other current liabilities	800	13
Total current liabilities	1,341	367
Total liabilities	1,341	367
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2012 and 2013; 570,489,352 and 572,270,834 issued and outstanding as of December 31, 2012 and 2013, respectively)	11,445	11,222
Additional paid-in capital	353,173	331,715
Accumulated deficit	303,171	188,604
Accumulated other comprehensive income	66,960	46,682
Total equity	734,749	578,223	505,726	392,830
Total liabilities and equity	$ 736,090	$ 578,590